Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations [line Items]
Cst of service		$ 134
Sales and marketing		31
Deferred tax income	$ 130	130
Loss from discontinued operations	(6,210)	(1,267)
Current loans	308	$ 1,318
Social Proxy [Member]
Discontinued Operations [line Items]
Current loans	$ 1,626